Statement of Cash Flows	Jan. 22, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (604)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued Expense	604
Net cash used in operating activities	0
Net Change in Cash	0
Cash—Beginning of period	0
Cash—End of period	0
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	75,000
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B common stock	$ 25,000